The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.8%
FHLMC Multifamily - 22.0%
2021-P009, 1.13%, 01/25/2031	$343,094	$312,914
KSG1, 1.50%, 09/25/2030	3,870,000	3,366,388
K123, 1.62%, 12/25/2030	1,500,000	1,304,192
KG06, 1.78%, 10/25/2031	1,200,000	1,035,804
2021-P009, 1.88%, 01/25/2031	1,000,000	877,947
K135, 1.91%, 10/25/2031 (a)	3,500,000	3,032,005
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	877,030
K141, 2.25%, 02/25/2032	4,800,000	4,239,684
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,808,264
K145, 2.65%, 06/25/2055	1,769,012	1,661,065
2022-P013, 2.85%, 02/25/2032 (a)	2,000,000	1,774,052
K1514, 2.86%, 10/25/2034	2,300,000	2,021,537
K092, 3.13%, 10/25/2028	2,589,431	2,540,598
K088, 3.69%, 01/25/2029	1,000,000	988,851
K158, 4.05%, 07/25/2033	5,200,000	5,145,931
2024-P016, 4.76%, 09/25/2033 (a)	1,000,000	1,006,509
KF136, 5.76%, SOFR30A + 0.410%, 04/25/2032 (a)	622,455	617,765
KF141, 5.92%, SOFR30A + 0.570%, 07/25/2032 (a)	4,840,265	4,879,547
		37,490,083

FHLMC Single Family - 7.1%
Pool RA5346, 2.00%, 05/01/2051	1,071,823	899,247
Pool Q41874, 3.00%, 07/01/2046	974,913	898,621
Pool RA1853, 3.00%, 12/01/2049	753,074	688,785
Pool WA4823, 3.08%, 02/01/2050	5,654,258	4,521,342
Pool WA0500, 3.48%, 03/01/2047	2,284,200	2,042,819
Pool WN2253, 4.00%, 09/01/2032	1,000,000	978,559
Pool WA4839, 4.00%, 01/01/2054	1,645,117	1,477,547
Pool RJ0241, 6.00%, 10/01/2053	568,723	591,175
		12,098,095

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FNMA Multifamily - 3.6%
2023-M5, 4.40%, 07/25/2033 (a)	$5,000,000	$5,031,665
2024-M1, 4.50%, 01/25/2034 (a)	1,000,000	1,012,389
		6,044,054
FNMA Single Family - 18.0%
Pool CA7479, 2.00%, 10/01/2050	729,479	607,512
Pool CA7480, 2.00%, 10/01/2050	1,052,540	883,104
Pool CA8444, 2.00%, 12/01/2050	809,380	679,097
Pool CB0268, 2.00%, 04/01/2051	3,097,709	2,598,976
Pool BT0120, 2.00%, 05/01/2051	1,057,028	886,906
Pool CB1441, 2.00%, 08/01/2051	2,921,761	2,424,583
Pool CB2317, 2.00%, 12/01/2051	1,355,451	1,127,500
Pool CB2738, 2.50%, 01/01/2052	4,852,180	4,211,469
Pool CB2739, 2.50%, 01/01/2052	620,601	542,532
Pool CB2830, 2.50%, 02/01/2052	966,538	840,110
Pool AS7484, 3.00%, 06/01/2046	357,263	328,432
Pool BC0962, 3.00%, 06/01/2046	241,670	224,510
Pool AS7476, 3.00%, 07/01/2046	348,113	321,443
Pool AS7647, 3.00%, 07/01/2046	610,574	565,063
Pool AS7653, 3.00%, 07/01/2046	872,230	800,548
Pool AS8262, 3.00%, 10/01/2046	532,868	489,064
Pool CA4927, 3.00%, 01/01/2050	320,460	292,370
Pool AN5657, 3.30%, 07/01/2032	341,227	323,654
Pool AN7888, 3.30%, 12/01/2034	3,227,762	2,991,071
Pool AS8734, 3.50%, 01/01/2047	552,041	520,712
Pool AS9360, 3.50%, 04/01/2047	356,823	340,556
Pool CA1158, 3.50%, 02/01/2048	246,971	232,947
Pool CA1985, 4.00%, 06/01/2048	232,446	225,936
Pool BZ0271, 5.05%, 01/01/2040	1,992,447	2,092,583
Pool CB7021, 5.50%, 09/01/2053	1,272,701	1,295,009
Pool CB7245, 5.50%, 09/01/2053	1,032,367	1,051,819
Pool CB8111, 5.50%, 03/01/2054	1,482,247	1,512,549

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool CB7935, 6.00%, 01/01/2054	$1,028,082	$1,063,032
Pool CB8085, 6.00%, 02/01/2054	1,038,890	1,073,045
		30,546,132

GNMA Multifamily - 13.8%
2021-183, 1.75%, 01/16/2063	1,413,103	1,117,790
2023-145, 2.50%, 09/16/2065	3,871,897	3,245,011
2017-135, 2.60%, 08/16/2058	565,584	499,595
2017-74, 2.60%, 09/16/2058	407,296	353,331
2023-92, 3.50%, 10/16/2062 (a)	3,947,792	3,751,019
2023-44, 4.00%, 08/16/2056	2,909,410	2,797,609
2023-16, 4.00%, 07/16/2063 (a)	1,953,131	1,941,002
2023-191, 4.00%, 05/16/2064 (a)	2,383,462	2,300,011
2024-12, 4.25%, 11/01/2036	1,920,633	1,911,798
2024-12, 4.50%, 05/01/2065 (a)	3,152,822	3,096,414
2023-162, 5.00%, 03/16/2064 (a)	2,403,930	2,533,620
		23,547,200

GNMA Single Family - 0.3%
Pool G2 AU1835, 3.00%, 08/20/2046	379,514	345,222
Pool G2 AU1762, 3.50%, 07/20/2046	210,490	198,931
		544,153

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $115,015,062)		110,269,717

MORTGAGE-BACKED SECURITIES - 22.1%
BX Commercial Mortgage Trust
6.59%, TSFR1M + 1.490%, 01/17/2039 (a)(b)	2,155,000	2,122,675
6.94%, TSFR1M + 1.840%, 01/17/2039 (a)(b)	3,000,000	2,940,937
FHLMC Multifamily Structured Pass Through Certificates
4.66%, 08/25/2031	2,000,000	2,040,969
5.95%, SOFR30A + 0.600%, 06/25/2029 (a)	2,999,922	3,005,068

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FHLMC Multifamily Variable Rate Certificate
5.65%, SOFR30A + 0.300%, 08/15/2040 (a)	$3,995,674	$3,995,634
FNMA
5.15%, 07/01/2040	1,090,119	1,117,961
6.00%, 08/01/2054	1,065,532	1,100,897
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	1,755,966	1,696,640
1.03%, 04/25/2040 (a)	1,191,150	1,155,234
1.12%, 06/25/2040 (a)	1,515,527	1,350,081
1.49%, 01/25/2031 (a)	1,671,330	1,446,150
1.50%, 09/25/2041 (a)	950,059	900,717
1.60%, 10/25/2028 (a)	873,234	796,157
2.13%, 11/25/2039 (a)	984,997	976,846
2.21%, 12/25/2029 (a)	1,221,884	1,112,991
2.25%, 12/25/2039 (a)	800,063	713,965
2.42%, 09/25/2029 (a)	1,861,058	1,714,388
3.19%, 12/25/2025 (a)	303,851	299,113
3.88%, 08/25/2038 (a)	1,179,565	1,137,381
4.44%, 09/25/2030 (a)	2,000,000	1,989,870
GNMA
4.50%, 09/16/2057	2,000,000	1,979,682
5.00%, 05/16/2065 (a)	996,376	1,000,263
STWD Mortgage Trust
6.07%, TSFR1M + 0.972%, 11/15/2036 (a)(b)	3,000,000	2,975,625

TOTAL MORTGAGE-BACKED SECURITIES
(COST $38,470,189)		37,569,244

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
MUNICIPAL BONDS - 6.0%
Colorado - 0.6%
Colorado, Housing and Finance Authority, RB
6.17%, 11/01/2030	$1,000,000	$1,094,679

Florida - 0.6%
Florida, Housing Finance, RB
4.64%, 01/01/2028	570,000	579,633
4.84%, 01/01/2029	100,000	102,696
4.97%, 01/01/2030	245,000	253,380
5.03%, 07/01/2030	95,000	98,511
		1,034,220

Massachusetts - 0.0%
Massachusetts State, Housing Finance Agency, RB
1.18%, 12/01/2024	85,000	84,514
1.23%, 06/01/2025	80,000	78,396
1.33%, 12/01/2025	70,000	67,678
		230,588

Michigan - 0.3%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	489,104

Nebraska - 0.4%
Nebraska Investment Finance Authority, RB
4.89%, 03/01/2029	100,000	102,364
4.94%, 09/01/2029	100,000	102,628
5.10%, 03/01/2030	100,000	103,340
5.15%, 09/01/2030	100,000	103,546
		411,878

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
New Jersey - 0.8%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	$435,000	$453,354
5.26%, 11/01/2030	445,000	464,917
5.30%, 05/01/2031	320,000	334,885
		1,253,156

New York - 2.1%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,417,718
2.29%, 11/01/2030	415,000	367,592
3.43%, 01/01/2027	1,000,000	984,832
5.29%, 02/01/2031	250,000	261,610
5.34%, 08/01/2031	250,000	262,102
5.37%, 08/01/2030	250,000	262,623
5.38%, 02/01/2032	250,000	261,769
		3,818,246

Virginia - 1.2%
Fairfax County, Economic Development Authority, RB
5.59%, 10/01/2024 (c)	500,000	500,000
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	455,087
2.31%, 11/01/2031	500,000	438,631
2.46%, 11/01/2032	500,000	432,774
		1,826,492

TOTAL MUNICIPAL BONDS
(COST $10,345,000)		10,158,363

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
ASSET-BACKED SECURITY - 0.0%
United States Small Business Administration
4.97%, 03/01/2049	$49,153	$50,476

TOTAL ASSET-BACKED SECURITY
(COST $49,153)		50,476

U.S. TREASURY OBLIGATIONS - 5.9%
U.S. Treasury Notes
3.50%, 09/30/2029	3,000,000	2,989,219
3.63%, 08/31/2029	4,690,000	4,701,359
3.88%, 08/15/2034	1,000,000	1,005,937
4.00%, 07/31/2029	1,000,000	1,018,359
4.63%, 02/28/2026	375,000	379,234

TOTAL U.S. TREASURY OBLIGATIONS
(COST $10,050,087)		10,094,108

SHORT-TERM INVESTMENT - 1.1%

	Shares
Short-Term Investment - 1.1%
Fidelity Institutional Government Portfolio, Cl I, 4.83% (d)	1,907,249	1,907,249

TOTAL SHORT-TERM INVESTMENT
(COST $1,907,249)		1,907,249

TOTAL INVESTMENTS (COST $175,836,740) - 99.9%		170,049,157
OTHER ASSETS AND LIABILITIES - 0.1%		133,071
NET ASSETS - 100.0%		$170,182,228

The Community Development Fund	September 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. 10-Year Treasury Note	(77)	Dec-2024	$(8,785,078)	$(8,799,656)	$(14,578)
U.S. Long Treasury Bond	(37)	Dec-2024	(4,587,323)	(4,594,937)	(7,614)
Ultra 10-Year U.S. Treasury Note	(67)	Dec-2024	(7,919,915)	(7,925,891)	(5,976)
			$(21,292,316)	$(21,320,484)	$(28,168)

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at September 30, 2024 was $8,039,237 and represents 4.7% of Net Assets.

(c)	Escrowed to Maturity
(d)	Rate shown is the 7-day effective yield as of September 30, 2024.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
RB — Revenue Bond
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month